Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) - CAD ($) $ in Millions	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Components of capital
Shareholders' equity	$ 1,643.8		$ 1,579.7	$ 763.5
Long-term debt	$ 224.9	[1]	$ 232.6

[1]	The 2025 figure includes our syndicated credit facility which has a term-out date of May 2025. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.